Schedule of Investments (unaudited) March 31, 2023	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks

Australia — 8.0%
AGL Energy Ltd.	15,419		$83,177
Allkem Ltd.(a)	8,059		64,561
ANZ Group Holdings Ltd.	42,372		652,957
Aristocrat Leisure Ltd.	98,572		2,464,548
Bank of Queensland Ltd.(b)	50,778		221,417
BHP Group Ltd., Class DI	158,810		5,020,608
Charter Hall Group	2,899		21,535
Commonwealth Bank of Australia(b)	8,266		545,767
CSL Ltd.	7,771		1,505,013
Deterra Royalties Ltd.	8,528		27,443
Flight Centre Travel Group Ltd.(a)(b)	43,582		542,668
Fortescue Metals Group Ltd.	28,554		429,211
Glencore PLC	1,915		11,019
GPT Group	3,230		9,231
Iluka Resources Ltd.	9,446		67,415
Macquarie Group Ltd.	24,787		2,934,773
Magellan Financial Group Ltd.	1,574		9,217
National Australia Bank Ltd.	61,471		1,145,411
Nufarm Ltd.	1	(c)	4
OZ Minerals Ltd.	23,946		450,969
Pro Medicus Ltd.(b)	682		29,414
Qantas Airways Ltd.(a)	78,833		351,867
Rio Tinto PLC	26,172		1,776,500
Santos Ltd.(b)	7,316		33,671
Scentre Group	94,342		174,635
Sonic Healthcare Ltd.	1,842		43,182
Steadfast Group Ltd.	1,469		5,770
Stockland	8,806		23,581
Telstra Group Ltd.	7,864		22,266
Westpac Banking Corp.	167,743		2,442,272
Worley Ltd.	97,947		948,694

			22,058,796

Austria — 0.6%
ams-OSRAM AG(a)	24,211		188,669
ANDRITZ AG	11,893		804,730
BAWAG Group AG(d)	3,866		187,768
Raiffeisen Bank International AG(a)	32,973		506,174

			1,687,341

Belgium — 1.0%
Ageas SA/NV	4,988		215,772
Anheuser-Busch InBev SA	15,983		1,065,424
Groupe Bruxelles Lambert NV	819		69,894
KBC Group NV	3,048		209,430
Proximus SADP	31,713		306,673
Sofina SA	78		17,519
Solvay SA	7,783		890,112

			2,774,824

China — 0.2%
BOC Hong Kong Holdings Ltd.	131,500		409,393

Denmark — 2.8%
Carlsberg A/S, Class B	2,607		404,520
Genmab A/S(a)	1,499		566,630
H Lundbeck A/S	4,136		19,138
Jyske Bank A/S(a)	1,545		108,270
Novo Nordisk A/S, Class B	28,944		4,596,922

Security	Shares		Value

Denmark (continued)
Novozymes A/S, B Shares	30,099		$1,541,164
Tryg A/S	16,724		365,680

			7,602,324

Finland — 0.1%
Kone OYJ, Class B	1,475		76,927
Nordea Bank Abp	7,202		76,905
Sampo OYJ, A Shares	2,123		100,174

			254,006

France — 12.8%
Aeroports de Paris(a)	1,189		169,744
Air Liquide SA	1,802		301,634
Arkema SA	7,175		708,436
AXA SA	7,461		227,692
BNP Paribas SA	8,742		522,050
Bureau Veritas SA	20,839		598,756
Capgemini SE	9,158		1,701,880
Carrefour SA	71,254		1,440,584
Dassault Aviation SA	739		146,196
Dassault Systemes SE	47,328		1,952,329
Edenred	4,002		236,857
Engie SA(b)	97,687		1,545,866
Eurazeo SE	241		17,154
Getlink SE	2,193		36,118
Hermes International	1,735		3,513,819
Kering SA	858		559,783
Legrand SA	183		16,687
L’Oreal SA	6,630		2,962,567
LVMH Moet Hennessy Louis Vuitton SE	5,910		5,424,838
Pernod Ricard SA	5,764		1,305,147
Safran SA	15,953		2,361,628
Sanofi	37,021		4,015,991
Schneider Electric SE	16,677		2,787,123
Societe Generale SA	15,541		350,160
Teleperformance	1,226		296,243
Thales SA	4,820		712,621
TotalEnergies SE	6,461		380,964
Ubisoft Entertainment SA(a)	22,732		605,880
Vinci SA	4,284		491,128
Wendel SE	486		51,389

			35,441,264

Germany — 9.7%
Adidas AG	3,389		600,776
Bayer AG, Registered Shares	8,547		545,996
Beiersdorf AG	5,551		722,115
Carl Zeiss Meditec AG	470		65,467
Covestro AG(d)	298		12,323
Daimler Truck Holding AG(a)	45,815		1,546,211
Deutsche Post AG, Registered Shares	47,113		2,206,567
Deutsche Telekom AG, Registered Shares	41,937		1,016,230
DWS Group GmbH & Co. KGaA(d)	7,588		233,597
E.ON SE	29,457		367,468
Evonik Industries AG	54,029		1,136,723
Fraport AG Frankfurt Airport Services Worldwide(a)	321		16,182
Freenet AG	22,628		587,977
GEA Group AG	597		27,160
HelloFresh SE(a)	2,625		62,599
Infineon Technologies AG	29,254		1,201,320
Jenoptik AG	2	(c)	68
K&S AG, Registered Shares	6,734		143,400

1

Schedule of Investments (unaudited) (continued) March 31, 2023	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Knorr-Bremse AG	3,505	$233,471
Mercedes-Benz Group AG, Registered Shares	45,242	3,479,234
Merck KGaA	82	15,288
Nemetschek SE	7,394	510,413
ProSiebenSat.1 Media SE	21,987	223,966
RWE AG	171	7,358
SAP SE	37,482	4,732,869
Scout24 SE(d)	23,267	1,383,898
Siemens AG, Registered Shares	28,305	4,585,520
Siemens Energy AG(a)	23,028	507,801
Talanx AG(a)	1,917	88,856
thyssenkrupp AG	23,100	166,357
Volkswagen AG	228	39,108
Wacker Chemie AG	1,839	298,853
Zalando SE(a)(d)	1,221	51,173

		26,816,344

Hong Kong — 3.0%
AIA Group Ltd.	366,800	3,846,762
ASMPT Ltd.	38,300	379,859
CK Asset Holdings Ltd.	37,500	227,350
CK Hutchison Holdings Ltd.	20,000	123,733
CK Infrastructure Holdings Ltd.	18,000	97,936
ESR Group Ltd.(d)	13,400	24,030
Galaxy Entertainment Group Ltd.(a)(b)	14,000	93,648
Hong Kong Exchanges & Clearing Ltd.	8,400	372,327
Jardine Matheson Holdings Ltd.	23,900	1,162,549
Kerry Properties Ltd.	177,000	452,060
Man Wah Holdings Ltd.	33,600	27,686
New World Development Co. Ltd.	328,000	879,237
NWS Holdings Ltd.	51,000	45,658
Sino Land Co. Ltd.	28,000	37,865
Sun Hung Kai Properties Ltd.(b)	13,500	189,130
Swire Properties Ltd.	91,600	235,751
WH Group Ltd.(d)	65,500	39,048
Wharf Holdings Ltd.	21,000	48,046

		8,282,675

Ireland — 0.6%
Experian PLC	44,248	1,456,985
Kingspan Group PLC	2,825	193,584

		1,650,569

Israel — 0.2%
Bank Hapoalim BM	22,221	184,934
Bank Leumi Le-Israel BM	10,425	78,863
Bezeq The Israeli Telecommunication Corp. Ltd.	76,430	104,055
Elbit Systems Ltd.	72	12,262
Isracard Ltd.	1,271	5,315
Israel Discount Bank Ltd., Class A	5,822	28,599
Nice Ltd.(a)	47	10,707
Teva Pharmaceutical Industries Ltd.(a)	24,294	215,721

		640,456

Italy — 1.8%
A2A SpA	67,701	108,038
Banca Generali SpA	6,068	193,177
Banca Mediolanum SpA	15,809	143,103
Banca Monte dei Paschi di Siena SpA(a)	11,725	25,479
Buzzi Unicem SpA	21,236	515,428
FinecoBank Banca Fineco SpA	10,658	163,292
Intesa Sanpaolo SpA	289,557	743,131
Italgas SpA	33,046	201,558
Mediobanca Banca di Credito Finanziario SpA(b)	43,235	434,465

Security	Shares		Value

Italy (continued)
MFE-MediaForEurope NV, Class A	40	(c)	$18
Poste Italiane SpA(d)	46,641		475,625
PRADA SpA	3,200		22,691
Prysmian SpA	357		14,991
Recordati Industria Chimica e Farmaceutica SpA	6,867		290,470
Reply SpA	448		56,257
Snam SpA	297,351		1,576,565
UnipolSai Assicurazioni SpA(b)	4,922		12,427

			4,976,715

Japan — 19.3%
Acom Co. Ltd.	75,700		182,533
Aeon Co. Ltd.(b)	11,500		223,109
AEON Financial Service Co. Ltd.	5,400		50,424
Alfresa Holdings Corp.	18,600		238,317
Amada Co. Ltd.	71,200		667,389
Aozora Bank Ltd.(b)	6,300		114,149
Astellas Pharma, Inc.	145,500		2,067,164
Benesse Holdings, Inc.(b)	50,400		738,547
Central Japan Railway Co.	4,800		572,734
Chugin Financial Group, Inc.	1,600		10,751
COMSYS Holdings Corp.(b)	600		11,082
Concordia Financial Group Ltd.	10,900		40,177
Cosmos Pharmaceutical Corp.	3,100		279,156
Dai-ichi Life Holdings, Inc.	22,500		413,628
Daito Trust Construction Co. Ltd.	2,800		278,963
Daiwa House Industry Co. Ltd.	31,400		739,824
Daiwa Securities Group, Inc.	2,900		13,614
DMG Mori Co. Ltd.	36,000		608,611
Ebara Corp.	1,900		88,472
Fast Retailing Co. Ltd.	9,600		2,101,560
Fuji Media Holdings, Inc.	7,500		67,742
FUJIFILM Holdings Corp.	6,000		304,578
Hino Motors Ltd.(a)	7,500		31,406
Hitachi Ltd.	18,600		1,022,269
Honda Motor Co. Ltd.(b)	58,400		1,544,748
Horiba Ltd.	500		30,008
Hulic Co. Ltd.	6,600		54,287
ITOCHU Corp.(b)	11,800		384,284
Itochu Techno-Solutions Corp.	2,400		59,136
Japan Exchange Group, Inc.	7,700		117,763
Japan Post Bank Co. Ltd.(b)	76,200		622,360
Japan Post Holdings Co. Ltd.	6,500		52,754
Japan Tobacco, Inc.	127,000		2,682,690
JGC Holdings Corp.(b)	1,300		16,156
Kakaku.com, Inc.(b)	13,000		178,455
Kamigumi Co. Ltd.	2,400		50,420
Kandenko Co. Ltd.	1,700		12,009
Kao Corp.	11,400		443,748
Kawasaki Heavy Industries Ltd.	600		13,135
KDDI Corp.	73,300		2,260,407
Kobayashi Pharmaceutical Co. Ltd.	400		24,464
Kose Corp.	200		23,772
Kubota Corp.(b)	45,700		692,873
Lawson, Inc.	49,000		2,074,554
Lion Corp.	37,300		403,057
Marui Group Co. Ltd.(b)	2,600		39,798
Medipal Holdings Corp.	4,300		58,602
Mitsubishi Corp.	90,900		3,266,624
Mitsubishi Electric Corp.	2,600		31,070
Mitsubishi Estate Co. Ltd.	36,100		429,397
Mitsubishi Gas Chemical Co., Inc.(b)	57,900		861,542
Mitsubishi UFJ Financial Group, Inc.(b)	256,500		1,643,823

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Japan (continued)
Mitsui & Co. Ltd.	48,900		$1,524,205
Mitsui Chemicals, Inc.	2,200		56,805
Mitsui Fudosan Co. Ltd.	57,000		1,070,712
Mizuho Financial Group, Inc.	8,900		126,091
MS&AD Insurance Group Holdings, Inc.	28,300		877,041
NEC Corp.	23,900		922,663
Nidec Corp.	14,500		754,594
Nikon Corp.(b)	6,900		70,837
Nippon Express Holdings, Inc.	4,800		289,634
Nippon Telegraph & Telephone Corp.	12,700		379,510
Nitto Denko Corp.	3,400		220,052
Nomura Holdings, Inc.	13,100		50,505
Nomura Real Estate Master Fund, Inc.	12		13,447
Nomura Research Institute Ltd.	27,100		633,807
Olympus Corp.	26,200		460,144
Omron Corp.	14,700		860,345
Oracle Corp. Japan	300		21,666
ORIX Corp.	17,800		293,487
Otsuka Corp.	2,100		74,581
Otsuka Holdings Co. Ltd.	38,300		1,216,010
Pola Orbis Holdings, Inc.	25,700		334,966
Recruit Holdings Co. Ltd.	111,600		3,070,008
Resona Holdings, Inc.	4,400		21,226
Ricoh Co. Ltd.(b)	24,900		186,778
Santen Pharmaceutical Co. Ltd.(b)	51,300		438,321
Sega Sammy Holdings, Inc.	7,500		142,558
Seven Bank Ltd.	31,900		63,746
Shiseido Co. Ltd.	3,300		154,715
SoftBank Corp.	49,500		571,418
SoftBank Group Corp.(b)	21,100		829,515
Sohgo Security Services Co. Ltd.	3,000		80,800
Sompo Holdings, Inc.	5,500		217,938
Subaru Corp.	16,900		269,785
Sumitomo Chemical Co. Ltd.(b)	198,200		667,335
Sumitomo Corp.	12,300		217,899
Sumitomo Mitsui Financial Group, Inc.	5,000		200,088
Sumitomo Mitsui Trust Holdings, Inc.	1,800		61,841
Sumitomo Pharma Co. Ltd.(b)	17,300		106,008
Sumitomo Realty & Development Co. Ltd.	3,600		81,293
Sundrug Co. Ltd.	600		16,461
Suzuki Motor Corp.	13,600		495,277
T&D Holdings, Inc.	31,400		389,168
Taisho Pharmaceutical Holdings Co. Ltd.	800		33,357
Terumo Corp.	36,000		973,631
Tokio Marine Holdings, Inc.	13,900		267,505
Tokyo Century Corp.	800		26,708
Tokyo Tatemono Co. Ltd.	6,000		73,255
Toshiba Corp.(b)	6,900		231,699
Toyota Motor Corp.(b)	96,400		1,372,292
Trend Micro, Inc.(b)	6,700		328,705
Tsuruha Holdings, Inc.	21,800		1,458,067
Yamada Holdings Co. Ltd.(a)(b)	187,900		646,045
ZOZO, Inc.	22,600		516,905

			53,399,584

Luxembourg — 1.0%
ArcelorMittal SA	91,639		2,776,321
SES SA	5	(c)	33

			2,776,354

Netherlands — 5.6%
ABN AMRO Bank NV(d)	12,797		202,928
Aegon NV	20,610		88,482

Security	Shares		Value

Netherlands (continued)
Argenx SE(a)	601		$223,185
ASML Holding NV	10,831		7,380,763
ASR Nederland NV	24,801		986,829
IMCD NV	2,560		418,600
ING Groep NV, Series N(a)	34,885		414,271
Just Eat Takeaway.com NV(a)(d)	1,344		25,648
Koninklijke KPN NV	6,498		22,945
Koninklijke Philips NV	126,256		2,318,928
Koninklijke Vopak NV	6,364		224,688
Prosus NV	13,812		1,081,535
QIAGEN NV(a)	1,681		76,564
Signify NV(d)	1,983		66,123
Wolters Kluwer NV	14,960		1,888,497

			15,419,986

New Zealand — 0.0%
Vector Ltd.	18,296		46,386

Norway — 1.0%
Aker BP ASA	7,537		184,845
Aker Carbon Capture ASA(a)	9	(c)	13
Aker Horizons ASA(a)	1	(c)	1
Aker Solutions ASA	13	(c)	48
DNB Bank ASA	67,263		1,203,721
Equinor ASA	33,045		939,416
Gjensidige Forsikring ASA(b)	2,805		45,868
Kongsberg Gruppen ASA	1,735		70,133
Nordic Semiconductor ASA(a)	1,501		23,140
Telenor ASA	11,025		129,270
Var Energi ASA(b)	32,900		80,511

			2,676,966

Portugal — 0.0%
Jeronimo Martins SGPS SA	1,130		26,524

Singapore — 0.9%
ComfortDelGro Corp. Ltd.	60,200		53,475
Jardine Cycle & Carriage Ltd.(b)	62,300		1,467,103
Oversea-Chinese Banking Corp. Ltd.	23,900		222,791
Singapore Airlines Ltd.	74,600		321,785
United Overseas Bank Ltd.(b)	20,300		455,310

			2,520,464

South Africa — 0.1%
Anglo American PLC	9,665		321,472

Spain — 3.0%
Acciona SA	6,588		1,321,812
Amadeus IT Group SA(a)	13,153		882,349
Banco Bilbao Vizcaya Argentaria SA	350,579		2,506,415
Banco Santander SA	142,919		532,585
Bankinter SA	59,567		338,365
CaixaBank SA	30,628		119,509
EDP Renovaveis SA	1,179		27,006
Ferrovial SA	5,606		165,082
Grifols SA (a)	11,348		112,325
Iberdrola SA	1,299		16,183
Industria de Diseno Textil SA	20,654		693,875
Mapfre SA	136,845		275,793
Merlin Properties Socimi SA	1,146		10,027
Repsol SA	77,742		1,195,506
Telefonica SA	11,124		47,930

			8,244,762

Sweden — 2.3%
Assa Abloy AB, Class B	12,691		303,981

3

Schedule of Investments (unaudited) (continued) March 31, 2023	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Sweden (continued)
Elekta AB, B Shares	7,938		$60,663
Epiroc AB, Class A	767		15,225
EQT AB	7,383		150,815
Getinge AB, B Shares	964		23,510
Industrivarden AB, A Shares	21,618		584,281
Industrivarden AB, C Shares	52,387		1,412,581
Investment AB Latour, B Shares	1,231		25,061
Investor AB, A Shares	5,522		112,676
Investor AB, B Shares	47,077		937,801
L E Lundbergforetagen AB, B Shares	2,141		96,960
Saab AB, Class B	14,473		879,250
Swedish Orphan Biovitrum AB(a)	8,057		187,733
Trelleborg AB, B Shares	6,790		193,254
Volvo AB, B Shares	58,709		1,209,795

			6,193,586

Switzerland — 8.9%
ABB Ltd., Registered Shares	80,660		2,774,825
Chocoladefabriken Lindt & Spruengli AG	121		1,429,087
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5		592,180
Clariant AG, Registered Shares	1,060		17,585
Givaudan SA, Registered Shares	180		585,862
Helvetia Holding AG, Registered Shares	2,422		337,599
Nestle SA, Registered Shares	65,343		7,967,305
Novartis AG, Registered Shares	59,409		5,454,846
Roche Holding AG	10,110		2,908,236
Sika AG, Registered Shares	561		157,358
STMicroelectronics NV	3,520		187,558
Swatch Group AG	2,757		949,485
Temenos AG, Registered Shares	5,248		365,188
UBS Group AG, Registered Shares	40,314		853,076

			24,580,190

United Kingdom — 14.4%
Ashtead Group PLC	2,761		169,539
AstraZeneca PLC	35,694		4,945,556
Auto Trader Group PLC(d)	13,981		106,643
Aviva PLC	48,963		244,577
Barclays PLC	228,539		411,348
Beazley PLC	81,535		602,908
Bellway PLC	4,879		132,897
BP PLC	537,599		3,397,904
British American Tobacco PLC	98,437		3,450,647
BT Group PLC	984,730		1,773,820
Bunzl PLC	2,339		88,350
Centrica PLC	597,964		783,114
CNH Industrial NV	1,777		27,190
Compass Group PLC	18,360		461,415
ConvaTec Group PLC(d)	64,073		181,058
Croda International PLC	525		42,196
Diageo PLC	21,205		946,371
Dunelm Group PLC	3	(c)	41
easyJet PLC(a)	2,652		16,949
GSK PLC	195,460		3,453,644
Halma PLC	3,581		98,859
HSBC Holdings PLC	146,197		993,627
IG Group Holdings PLC	13,698		118,206
IMI PLC	16,305		308,634
Inchcape PLC	932		8,934
Intertek Group PLC	34,808		1,743,347
Lloyds Banking Group PLC	1,865,211		1,096,645
London Stock Exchange Group PLC	6,431		624,641

Security	Shares		Value

United Kingdom (continued)
Man Group PLC	6,913		$20,139
Melrose Industries PLC	204,559		421,300
Pennon Group PLC	952		10,286
Reckitt Benckiser Group PLC	12,030		915,212
RELX PLC	5,756		186,419
Rightmove PLC	45,612		317,489
Rotork PLC	31,065		121,047
Sage Group PLC	5,523		53,001
Shell PLC	179,142		5,105,291
Smiths Group PLC	42,111		893,122
Spectris PLC	18,920		858,425
Spirax-Sarco Engineering PLC	1,548		227,282
SSE PLC	47,919		1,069,257
Standard Chartered PLC	39,016		295,705
Tesco PLC	224,452		735,850
TORM PLC, Class A	791		24,326
Travis Perkins PLC	4,123		48,813
Unilever PLC	36,788		1,906,317
UNITE Group PLC	1,648		19,524
Vodafone Group PLC	310,655		342,682

			39,800,547

Total Common Stocks — 97.3% (Cost: $234,384,606)			268,601,528

Preferred Securities

Preferred Stocks — 0.2%

Germany — 0.2%
Fuchs Petrolub SE	2,198		89,622
Porsche Automobil Holding SE, Preference Shares	5,926		340,194
Schaeffler AG	11	(c)	84
Volkswagen AG, Preference Shares	2,154		293,961

			723,861

Total Preferred Securities — 0.2% (Cost: $719,039)			723,861

Total Long-Term Investments — 97.5% (Cost: $235,103,645)			269,325,389

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	12,534,809		12,538,570
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(e)(f)	5,637,552		5,637,552

Total Short-Term Securities — 6.6% (Cost: $18,174,805)			18,176,122

Total Investments — 104.1% (Cost: $253,278,450)			287,501,511

Liabilities in Excess of Other Assets — (4.1)%			(11,413,146)

Net Assets — 100.0%			$276,088,365

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than 1,000.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Master Portfolio.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	International Tilts Master Portfolio

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,320,732	$7,218,972	(a)	$—	$(149)	$(985)	$12,538,570	12,534,809	$13,416	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,082,227	555,325	(a)	—	—	—	5,637,552	5,637,552	57,777		—

					$(149)	$(985)	$18,176,122		$71,193		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	58	06/16/23	$6,080	$238,939

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

5

Schedule of Investments (unaudited) (continued) March 31, 2023	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$22,058,796	$—	$22,058,796
Austria	—	1,687,341	—	1,687,341
Belgium	—	2,774,824	—	2,774,824
China	—	409,393	—	409,393
Denmark	—	7,602,324	—	7,602,324
Finland	—	254,006	—	254,006
France	—	35,441,264	—	35,441,264
Germany	—	26,816,344	—	26,816,344
Hong Kong	48,046	8,234,629	—	8,282,675
Ireland	—	1,650,569	—	1,650,569
Israel	—	640,456	—	640,456
Italy	—	4,976,715	—	4,976,715
Japan	—	53,399,584	—	53,399,584
Luxembourg	—	2,776,354	—	2,776,354
Netherlands	—	15,419,986	—	15,419,986
New Zealand	—	46,386	—	46,386
Norway	—	2,676,966	—	2,676,966
Portugal	—	26,524	—	26,524
Singapore	—	2,520,464	—	2,520,464
South Africa	—	321,472	—	321,472
Spain	—	8,244,762	—	8,244,762
Sweden	—	6,193,586	—	6,193,586
Switzerland	—	24,580,190	—	24,580,190
United Kingdom	41	39,800,506	—	39,800,547
Preferred Securities
Preferred Stocks	—	723,861	—	723,861

Short-Term Securities
Money Market Funds	18,176,122	—	—	18,176,122

	$18,224,209	$269,277,302	$—	$287,501,511

Derivative Financial Instruments(a)
Assets
Equity Contracts	$238,939	$—	$—	$238,939

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	6